TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes on income (tax benefit):
Current		$ 1,739	$ (239)	$ (899)
Deferred		238	199	(1,505)
Taxes on income (tax benefit)		1,977	(40)	(2,404)
Taxes on income (tax benefit):
Domestic	[1]	1,049	(28)	(1,583)
Foreign		928	(12)	(821)
Taxes on income (tax benefit)		$ 1,977	$ (40)	$ (2,404)

[1]	Domestic refers to Canada for 2024 and to Israel for 2023 and 2022.